Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of accounts payable and accrued expenses [Abstract]
Deferred bonus and salaries payable			$ 451,660
Research and development expenses payable	$ 858,965	778,205	1,162,155
Professional fees payable	40,019	127,031	175,324
Cost of healthcare services payable			61,826
Insurance expenses payable			27,463
Others	12,496	13,375	15,913
Accounts payable and accrued expenses	$ 911,480	$ 918,611	$ 1,894,341